MERRILL LYNCH
                                                                INTERMEDIATE
                                                                GOVERNMENT
                                                                BOND FUND

                               [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                                Performance

                                                                Annual Report
                                                                October 31, 1999

Merrill Lynch Intermediate Government Bond Fund

DEAR SHAREHOLDER

Fiscal Year in Review

Interest rates increased during most of the fiscal year ended October 31, 1999 as the global economy recovered from the financial panic that had occurred in the autumn of 1998. Fears of deflation became fears of inflation. Prices of commodities, such as oil and copper, bounced back from their lows. The unemployment rate in the United States fell to its lowest level in more than two decades. Federal Reserve Board Chairman Alan Greenspan was concerned that the demand for labor would outstrip supply, forcing up wages and eventually causing pricing levels to increase. The Federal Reserve Board increased its targeted Federal Funds rate twice following the three interest rate cuts implemented during the crises.

Higher interest rates boosted mortgage rates. This all but eliminated the monetary stimulus provided by mortgage refinancing seen earlier in the year. Also, the stock market was off from its highs set in May, removing another economic stimulus. These factors began to ease investors' trepidation about investing in bonds, as they expected the economy to slow and ease pressure on inflation. The ten-year US Government note traded around the 6% level for the last four months of the fiscal year.

In the summer of 1999, the bond market experienced a widening of credit spreads (that is, the yield difference between mortgage-backed securities and agency debentures relative to the yield of Treasury issues). As investors focused on the approach of the year 2000, corporate debt issuers flooded the market with new bonds. Investors feared potential liquidity problems, or the possible inability to trade securities efficiently, and generally avoided the new issuance. This forced yields higher. After a problematic summer, corporate issuers slowed their issuance of this new supply. After actions by the Federal Reserve Board to help ensure liquidity at year-end, investors became more comfortable with non-Treasury issues, allowing the yield spread on these issues to rally. This boosted the prices on these bonds.

We maintained an overweighted position in Government agency issues during the fiscal year ended October 31, 1999. As a result, Fund performance was initially hurt by the spread widening. The Fund benefited from the subsequent rally. However, this was at the expense of Treasury issues. We maintained a neutral exposure to mortgage-backed securities.

This has been a significant year for Merrill Lynch Intermediate Government Bond Fund. For example, at the beginning of the year we were prohibited from investing in mortgage-backed securities. Then, in December, after consultation with the Fund's Board of Trustees, we began to invest a portion of the Fund's assets in mortgage-backed securities. In addition, during the third quarter of the fiscal year, our 15-year final maturity restriction on investments was eliminated. This restriction had significantly hampered our ability to buy mortgage-backed securities, which are dominated by issues in the 30-year maturity sector. We are currently able to invest in Government securities of any maturity.

Mortgage-backed securities rallied significantly from November 1998 to March 1999. The Merrill Lynch Mortgage Master Index had a total return of +1.95% during this five-month period, while the Merrill Lynch Treasury/Agency Master Index had a total return of -1.20%. For the 12-month period ended October 31, 1999, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -1.74%, -2.24%, -2.00% and -1.83%, respectively, underperforming Lipper Analytical Services Inc.'s peer group of

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

intermediate-term US Government bond funds, which had an average total return of -0.83%. This was largely because the Fund's ability to buy mortgages was limited in the early part of the year. However, as the Fund began to participate in the mortgage-backed market, our relative performance has improved. For example, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +1.15%, +1.02%, +1.19% and +1.12%, respectively, for the three-month period ended October 31, 1999. This compares to the +1.03% total return for Lipper Analytical Services Inc.'s peer group average for the same three-month period.

In Conclusion

We thank you for your continued investment in Merrill Lynch Intermediate Government Bond Fund, and we look forward to discussing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Robert W. Crook

Robert W. Crook
President and Trustee


/s/ Ralph A. DeCesare

Ralph A. DeCesare
Vice President and Portfolio Manager

December 9, 1999

================================================================================
To reduce shareholder expenses, Merrill Lynch Intermediate Government Bond Fund will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
================================================================================

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee). The Fund's shareholders as of February 18, 1997 became holders of Class D Shares.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                        Ten Years/
                                                           3 Month       12 Month     Since Inception     Standardized
As of October 31, 1999                                  Total Return   Total Return    Total Return       30-Day Yield
======================================================================================================================
ML Intermediate Government Bond Fund Class A Shares         +1.15%        -1.74%          +13.78%             5.66%
----------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class B Shares         +1.02         -2.24           +12.39              5.23
----------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class C Shares         +1.19         -2.00           +12.79              5.48
----------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class D Shares         +1.12         -1.83           +86.50+             5.58
======================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are from 2/18/97 for Class A, Class B & Class C Shares and ten years for Class D Shares.
+ Performance for Class D Shares for the period prior to 2/18/97 was when the Fund operated under a different investment objective.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A, Class B and Class C Shares compared to growth of an investment in the Salomon Brothers Mortgage Index, ML US Treasury Bond Index and the ML US Treasury & Government Agency Bond Index. Beginning and ending values are:

                                                2/18/97**                10/99
ML Intermediate Government+--
Class A Shares*                                 $ 9,900                 $11,263
ML Intermediate Government+--
Class B Shares*                                 $10,000                 $11,239
ML Intermediate Government+--
Class C Shares*                                 $10,000                 $11,279
Salomon Brothers
Mortgage Index++                                $10,000                 $11,842
ML US Treasury Bond
Index+++--                                      $10,000                 $11,694
ML US Treasury & Government
Agency Bond Index ++++                          $10,000                 $11,694

A line graph depicting the growth of an investment in the Fund's Class D Shares compared to growth of an investment in the Salomon Brothers Mortgage Index. Beginning and ending values are:

                                                 10/89                    10/99
ML Intermediate Government+--
Class D Shares*                                 $ 9,900                 $11,263
Salomon Brothers
Mortgage Index++                                $10,000                 $21,260
ML US Treasury Bond
Index+++--                                      $10,000                 $21,589
ML US Treasury & Government
Agency Bond Index ++++                          $10,000                 $21,557

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Intermediate Government Bond Fund invests in intermediate-term debt securities issued or guaranteed by the US Government, its agencies or instrumentalities. Under normal market conditions, the Fund will maintain a dollar-weighted average maturity of six to eight years.
++ This unmanaged Index is comprised of 30-year and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages. The starting date for the Index in the Class A, Class B & Class C Shares' graph is from 2/28/97.
+++ This unmanaged Index is comprised of US Treasury securities maturing in five to seven years.
++++ This unmanaged Index is comprised of US Treasury and Government agency securities maturing in five to seven years.
      Past performance is not predictive of future performance.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without     % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/99                                 -2.10%             -3.08%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 9/30/99                                    +4.99              +4.59
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

                                                 % Return            % Return
                                               Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/99                                 -2.60%             -3.52%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 9/30/99                                    +4.51              +4.51
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return            % Return
                                               Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/99                                 -2.36%             -3.28%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 9/30/99                                    +4.65              +4.65
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/99                                 -2.20%             -3.18%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99+                          +5.64              +5.43
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99+                           +6.59              +6.48
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.
+ Performance for Class D Shares for the period prior to 2/18/97 was when the Fund operated under a different investment objective.

SCHEDULE OF INVESTMENTS

                                                             Face          Interest      Maturity            Value
Issue                                                       Amount           Rate         Date(s)          (Note 1a)
====================================================================================================================
US Government & Agency Obligations--96.0%

US Treasury Notes & Bonds                                 $1,000,000         5.625%           5/15/08    $   964,840
                                                             250,000         5.75            10/31/02        249,217
                                                           1,000,000         6.00             8/15/09        998,590
                                                           5,500,000         6.125           11/15/27      5,316,960
                                                           2,000,000         7.25             5/15/04      2,096,240
                                                           1,000,000         7.50             5/15/02      1,037,340
                                                           4,000,000         7.50            11/15/16      4,413,760
                                                           2,000,000         7.875            8/15/01      2,068,440
                                                           1,000,000         8.875            8/15/17      1,247,340
                                                           1,000,000        10.00             5/15/10      1,170,160
                                                           2,000,000        11.875           11/15/03      2,403,440
                                                           2,100,000        13.375            8/15/01      2,364,138
====================================================================================================================
Federal Home Loan Banks                                    5,000,000         5.50             8/13/01      4,939,050
                                                           4,000,000         5.63             9/02/03      3,885,000
====================================================================================================================
Federal Home Loan Mortgage Corporation                     2,000,000         5.50             5/15/02      1,964,380
====================================================================================================================
Federal Home Loan Mortgage Corporation--Gold Program**     2,941,977         6.50     5/01/14-6/01/14      2,885,874
                                                           8,779,110         6.50             3/15/26      8,507,748
                                                           3,992,590         7.00             8/01/29      3,922,720
                                                           2,000,000         7.50                 TBA+     2,007,500
====================================================================================================================

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

SCHEDULE OF INVESTMENTS (concluded)

                                                             Face          Interest      Maturity            Value
Issue                                                       Amount           Rate         Date(s)          (Note 1a)
====================================================================================================================
US Government & Agency Obligations (concluded)

Federal Home Loan Mortgage Corporation                    $2,000,000         7.00%            1/15/24    $ 1,976,240
Mortgage-Backed Securities**
====================================================================================================================
Federal National Mortgage Association                      2,000,000         5.43             3/29/01      1,978,740
                                                           3,000,000         5.81             3/02/04      2,904,360
                                                           1,000,000         6.25             5/15/29        916,720
                                                           2,000,000         6.50             4/29/09      1,904,060
                                                           1,950,000         6.96             9/05/12      1,906,729
                                                           2,000,000         7.15             8/27/12      1,914,680
====================================================================================================================
Federal National Mortgage Association                      5,666,468         6.50    10/25/03-3/01/14      5,569,963
Mortgage-Backed Securities**                                  86,390         7.00             6/01/06         86,362
                                                           3,823,161         7.00     5/01/29-6/01/29      3,753,847
                                                           6,248,002         7.50    11/01/26-3/01/29      6,268,004
====================================================================================================================
Government National Mortgage Association                   7,713,021         7.00     6/15/23-6/15/29      7,566,743
Mortgage-Backed Securities**
====================================================================================================================
Total US Government & Agency Obligations (Cost--$91,513,681)                                              89,189,185
====================================================================================================================

Face Amount                                         Short-Term Securities
====================================================================================================================
US Government Agency Obligations*--1.4%

$1,300,000             Federal Home Loan Banks, 5.14% due 11/01/1999                                       1,300,000
====================================================================================================================
Total US Government Agency Obligations (Cost--$1,300,000)                                                  1,300,000

Repurchase Agreements***--4.2%
 3,891,000             Warburg Dillon Read LLC, purchased on 10/29/1999 to yield 5.21% to 11/01/1999       3,891,000
====================================================================================================================
Total Repurchase Agreements (Cost--$3,891,000)                                                             3,891,000
====================================================================================================================
Total Short-Term Securities (Cost--$5,191,000)--5.6%                                                       5,191,000
====================================================================================================================
Total Investments (Cost--$96,704,681)--101.6%                                                             94,380,185

Liabilities in Excess of Other Assets--(1.6%)                                                             (1,473,177)
                                                                                                         -----------
Net Assets--100.0%                                                                                       $92,907,008
                                                                                                         ===========
====================================================================================================================

* Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instrument. As a result, the average life may be substantially less than the original maturity.
*** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
+ Represents a "to-be-announced" (TBA) transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

      See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 1999

Assets:                 Investments, at value (identified cost--$96,704,681) (Note 1a) .......                  $ 94,380,185
                        Cash .................................................................                           123
                        Receivables:
                          Interest ...........................................................   $  1,213,953
                          Beneficial interest sold ...........................................         31,833      1,245,786
                                                                                                 ------------
                        Prepaid registration fees and other assets (Note 1e) .................                        41,457
                                                                                                                ------------
                        Total assets .........................................................                    95,667,551
                                                                                                                ------------
============================================================================================================================
Liabilities:            Payables:
                          Securities purchased ...............................................      1,994,583
                          Beneficial interest redeemed .......................................        530,428
                          Dividends to shareholders (Note 1f) ................................        142,653
                          Investment adviser (Note 2) ........................................         35,983
                          Distributor (Note 2) ...............................................         18,899      2,722,546
                                                                                                 ------------
                        Accrued expenses and other liabilities ...............................                        37,997
                                                                                                                ------------
                        Total liabilities ....................................................                     2,760,543
                                                                                                                ------------
============================================================================================================================
Net Assets:             Net assets ...........................................................                  $ 92,907,008
                                                                                                                ============
============================================================================================================================
Net Assets              Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:             number of shares authorized ..........................................                  $    255,737
                        Class B Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..........................................                       386,886
                        Class C Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..........................................                        36,194
                        Class D Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..........................................                       310,493
                        Paid-in capital in excess of par .....................................                   104,956,824
                        Accumulated realized capital losses on investments--net (Note 5) .....                   (10,714,630)
                        Unrealized depreciation on investments--net ..........................                    (2,324,496)
                                                                                                                ------------
                        Net assets ...........................................................                  $ 92,907,008
                                                                                                                ============
============================================================================================================================
Net Asset Value:        Class A--Based on net assets of $24,018,527 and 2,557,365 shares of
                        beneficial interest outstanding ......................................                  $       9.39
                                                                                                                ============
                        Class B--Based on net assets of $36,334,313 and 3,868,860 shares of
                        beneficial interest outstanding ......................................                  $       9.39
                                                                                                                ============
                        Class C--Based on net assets of $3,396,812 and 361,940 shares of
                        beneficial interest outstanding ......................................                  $       9.39
                                                                                                                ============
                        Class D--Based on net assets of $29,157,356 and 3,104,926 shares of
                        beneficial interest outstanding ......................................                  $       9.39
                                                                                                                ============
============================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

Statement of Operations for the Year Ended October 31, 1999

Investment Income    Interest and discount earned ..........................................               $ 6,172,301
(Note 1d):           Other .................................................................                    34,865
                                                                                                           -----------
                     Total income ..........................................................                 6,207,166
                                                                                                           -----------
======================================================================================================================
Expenses:            Investment advisory fees (Note 2) ..................................... $  392,072
                     Account maintenance and distribution fees--Class B (Note 2) ...........    213,046
                     Professional fees .....................................................     84,603
                     Registration fees (Note 1e) ...........................................     66,049
                     Accounting services (Note 2) ..........................................     55,751
                     Trustees' fees and expenses ...........................................     36,000
                     Printing and shareholder reports ......................................     33,563
                     Account maintenance fees--Class D (Note 2) ............................     31,292
                     Transfer agent fees--Class B (Note 2) .................................     31,016
                     Transfer agent fees--Class D (Note 2) .................................     18,857
                     Custodian fees ........................................................     17,998
                     Account maintenance and distribution fees--Class C (Note 2) ...........     12,030
                     Transfer agent fees--Class A (Note 2) .................................     11,843
                     Pricing fees ..........................................................      4,234
                     Transfer agent fees--Class C (Note 2) .................................      3,628
                     Other .................................................................      5,298
                                                                                             ----------
                     Total expenses before reimbursement ...................................  1,017,280
                     Reimbursement of expenses (Note 2) ....................................    (71,835)
                                                                                             ----------
                     Total expenses after reimbursement ....................................                   945,445
                                                                                                           -----------
                     Investment income--net ................................................                 5,261,721
                                                                                                           -----------
======================================================================================================================
Realized &           Realized loss from investments--net ...................................                (3,589,967)
Unrealized Loss on   Change in unrealized appreciation/depreciation on investments--net ....                (3,855,665)
Investments--Net                                                                                           -----------
(Notes 1d & 3):      Net Decrease in Net Assets Resulting from Operations ..................               $(2,183,911)
                                                                                                           ===========
======================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

Statements of Changes in Net Assets

                                                                                                         For the Year
                                                                                                       Ended October 31,
                                                                                                 ----------------------------
Increase (Decrease) in Net Assets:                                                                    1999           1998
=============================================================================================================================
Operations:             Investment income--net ...............................................   $  5,261,721    $  2,183,971
                        Realized gain (loss) on investments--net .............................     (3,589,967)        807,327
                        Change in unrealized appreciation/depreciation on investments--net ...     (3,855,665)        805,550
                                                                                                 ------------    ------------
                        Net increase (decrease) in net assets resulting from operations ......     (2,183,911)      3,796,848
                                                                                                 ------------    ------------
=============================================================================================================================
Dividends to            Investment income--net:
Shareholders              Class A ............................................................     (1,082,025)        (51,694)
(Note 1f):                Class B ............................................................     (2,184,370)       (415,382)
                          Class C ............................................................       (258,444)        (42,950)
                          Class D ............................................................     (1,736,882)     (1,673,945)
                                                                                                 ------------    ------------
                        Net decrease in net assets resulting from dividends to shareholders ..     (5,261,721)     (2,183,971)
                                                                                                 ------------    ------------
=============================================================================================================================
Beneficial Interest     Net increase in net assets derived from beneficial
Transactions            interest transactions ................................................     19,391,054      49,242,919
(Note 4):                                                                                        ------------    ------------
=============================================================================================================================
Net Assets:             Total increase in net assets .........................................     11,945,422      50,855,796
                        Beginning of year ....................................................     80,961,586      30,105,790
                                                                                                 ------------    ------------
                        End of year ..........................................................   $ 92,907,008    $ 80,961,586
                                                                                                 ============    ============
=============================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

Financial Highlights

                                                                                                              Class A
                                                                                                   -----------------------------
                                                                                                                         For the
                                                                                                        For the           Period
The following per share data and ratios have been derived                                             Year Ended         Feb. 18,
from information provided in the financial statements.                                                October 31,       1997+ to
                                                                                                   ------------------    Oct. 31,
Increase (Decrease) in Net Asset Value:                                                              1999       1998       1997
================================================================================================================================
Per Share            Net asset value, beginning of period ......................................   $ 10.11    $  9.74    $  9.66
Operating                                                                                          -------    -------    -------
Performance:         Investment income--net ....................................................       .55        .59        .39
                     Realized and unrealized gain (loss) on investments--net ...................      (.72)       .37        .08
                                                                                                   -------    -------    -------
                     Total from investment operations ..........................................      (.17)       .96        .47
                                                                                                   -------    -------    -------
                     Less dividends from investment income--net ................................      (.55)      (.59)      (.39)
                                                                                                   -------    -------    -------
                     Net asset value, end of period ............................................   $  9.39    $ 10.11    $  9.74
                                                                                                   =======    =======    =======
================================================================================================================================
Total Investment     Based on net asset value per share ........................................     (1.74%)    10.23%      5.04%++
Return:**                                                                                          =======    =======    =======
================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ............................................       .75%       .76%      1.12%*
Net Assets:                                                                                        =======    =======    =======
                     Expenses ..................................................................       .78%      1.09%      2.08%*
                                                                                                   =======    =======    =======
                     Investment income--net ....................................................      5.60%      5.99%      5.95%*
                                                                                                   =======    =======    =======
================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..................................   $24,019    $ 1,905    $   425
Data:                                                                                              =======    =======    =======
                     Portfolio turnover ........................................................    191.16%    108.06%    201.55%
                                                                                                   =======    =======    =======
================================================================================================================================

                                                                                                              Class B
                                                                                                   -----------------------------
                                                                                                                         For the
                                                                                                        For the           Period
The following per share data and ratios have been derived                                             Year Ended         Feb. 18,
from information provided in the financial statements.                                                October 31,       1997+ to
                                                                                                   ------------------    Oct. 31,
Increase (Decrease) in Net Asset Value:                                                              1999       1998       1997
================================================================================================================================
Per Share            Net asset value, beginning of period ......................................   $ 10.11    $  9.74    $  9.66
Operating                                                                                          -------    -------    -------
Performance:         Investment income--net ....................................................       .50        .54        .37
                     Realized and unrealized gain (loss) on investments--net ...................      (.72)       .37        .08
                                                                                                   -------    -------    -------
                     Total from investment operations ..........................................      (.22)       .91        .45
                                                                                                   -------    -------    -------
                     Less dividends from investment income--net ................................      (.50)      (.54)      (.37)
                                                                                                   -------    -------    -------
                     Net asset value, end of period ............................................   $  9.39    $ 10.11    $  9.74
                                                                                                   =======    =======    =======
================================================================================================================================
Total Investment     Based on net asset value per share ........................................     (2.24%)     9.68%      4.81%++
Return:*                                                                                           =======    =======    =======
================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ............................................      1.20%      1.23%      1.39%*
Net Assets:                                                                                        =======    =======    =======
                     Expenses ..................................................................      1.28%      1.54%      2.42%*
                                                                                                   =======    =======    =======
                     Investment income--net ....................................................      5.13%      5.34%      5.69%*
                                                                                                   =======    =======    =======
================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..................................   $36,334    $39,975    $   829
Data:                                                                                              =======    =======    =======
                     Portfolio turnover ........................................................    191.16%    108.06%    201.55%
                                                                                                   =======    =======    =======
================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Commencement of operations.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                              Class C
                                                                                                   -----------------------------
                                                                                                                         For the
                                                                                                        For the           Period
The following per share data and ratios have been derived                                             Year Ended         Feb. 18,
from information provided in the financial statements.                                                October 31,       1997+ to
                                                                                                   ------------------    Oct. 31,
Increase (Decrease) in Net Asset Value:                                                              1999       1998       1997
================================================================================================================================
Per Share            Net asset value, beginning of period ......................................   $ 10.11    $  9.73    $  9.66
Operating                                                                                          -------    -------    -------
Performance:         Investment income--net ....................................................       .52        .57        .36
                     Realized and unrealized gain (loss) on investments--net ...................      (.72)       .38        .07
                                                                                                   -------    -------    -------
                     Total from investment operations ..........................................      (.20)       .95        .43
                                                                                                   -------    -------    -------
                     Less dividends from investment income--net ................................      (.52)      (.57)      (.36)
                                                                                                   -------    -------    -------
                     Net asset value, end of period ............................................   $  9.39    $ 10.11    $  9.73
                                                                                                   =======    =======    =======
================================================================================================================================
Total Investment     Based on net asset value per share ........................................     (2.00%)    10.05%      4.57%++
Return:**                                                                                          =======    =======    =======
================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ............................................       .94%       .95%      1.47%*
Net Assets:                                                                                        =======    =======    =======
                     Expenses ..................................................................      1.03%      1.26%      2.64%*
                                                                                                   =======    =======    =======
                     Investment income--net ....................................................      5.37%      5.54%      5.55%*
                                                                                                   =======    =======    =======
================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..................................   $ 3,397    $ 4,674    $    47
Data:                                                                                              =======    =======    =======
                     Portfolio turnover ........................................................    191.16%    108.06%    201.55%
                                                                                                   =======    =======    =======
================================================================================================================================

                                                                                                    Class D
The following per share data and ratios have been derived                    ---------------------------------------------------
from information provided in the financial statements.                                   For the Year Ended October 31,
                                                                             ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                                        1999       1998       1997       1996       1995
================================================================================================================================
Per Share            Net asset value, beginning of year ...................  $ 10.11    $  9.74    $  9.68    $  9.82    $  9.60
Operating                                                                    -------    -------    -------    -------    -------
Performance:         Investment income--net ...............................      .54        .58        .55        .61        .62
                     Realized and unrealized gain (loss) on
                     investments--net .....................................     (.72)       .37        .06       (.14)       .22
                                                                             -------    -------    -------    -------    -------
                     Total from investment operations .....................     (.18)       .95        .61        .47        .84
                                                                             -------    -------    -------    -------    -------
                     Less dividends from investment income--net ...........     (.54)      (.58)      (.55)      (.61)      (.62)
                                                                             -------    -------    -------    -------    -------
                     Net asset value, end of year .........................  $  9.39    $ 10.11    $  9.74    $  9.68    $  9.82
                                                                             =======    =======    =======    =======    =======
================================================================================================================================
Total Investment     Based on net asset value per share ...................    (1.83%)    10.12%      6.60%      4.87%      9.00%
Return:**                                                                    =======    =======    =======    =======    =======
================================================================================================================================
Ratios to Average    Expenses, net of reimbursement .......................      .79%       .89%      1.25%       .97%       .96%
Net Assets:                                                                  =======    =======    =======    =======    =======
                     Expenses .............................................      .87%      1.22%      1.69%       .97%       .96%
                                                                             =======    =======    =======    =======    =======
                     Investment income--net ...............................     5.55%      5.94%      5.71%      6.19%      6.38%
                                                                             =======    =======    =======    =======    =======
================================================================================================================================
Supplemental         Net assets, end of year (in thousands) ...............  $29,157    $34,408    $28,805    $47,281    $65,139
Data:                                                                        =======    =======    =======    =======    =======
                     Portfolio turnover ...................................   191.16%    108.06%    201.55%     51.44%     47.90%
                                                                             =======    =======    =======    =======    =======
================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Commencement of operations.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Intermediate Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities traded in the over-the-counter markets are valued at the last available bid price or yield equivalent as obtained from dealers who make a market in the securities. US Government securities and securities issued by Federal agencies are traded in the over-the-counter market. Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount and premium) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .40% of the average daily net assets of the Fund. For the year ended October 31, 1999, MLAM earned fees of $392,072, of which $71,835 was waived.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The Distributor voluntarily did not collect any Class C distribution fees for the year ended October 31, 1999. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ......................................        .25%               .25%
Class C ......................................        .25%               .25%
Class D ......................................        .10%                --
--------------------------------------------------------------------------------

This fee is to compensate MLFD for the services it provides and the expenses borne by MLFD under the Distribution Agreement. As authorized by the Distribution Plans, MLFD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion, and marketing of the shares of the Fund.

For the year ended October 31, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      MLFD              MLPF&S
--------------------------------------------------------------------------------
Class D ......................................        $425              $3,239
--------------------------------------------------------------------------------

For the year ended October 31, 1999, MLPF&S received a contingent deferred sales charge of $173,136 relating to transactions in Class B Shares.

For the year ended October 31, 1999, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $2,225 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1999 were $202,202,595 and $179,722,777, respectively.

Net realized losses for the year ended October 31, 1999 and net unrealized losses as of October 31, 1999 were as follows:

-------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                   Losses             Losses
-------------------------------------------------------------------------------
Long-term investments ....................      $ (3,589,967)      $ (2,324,496)
                                                ------------       ------------
Total ....................................      $ (3,589,967)      $ (2,324,496)
                                                ============       ============
-------------------------------------------------------------------------------

As of October 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $2,324,496, of which $60,040 related to appreciated securities and $2,384,536 related to depreciated securities. The aggregate cost of investments at October 31, 1999 for Federal income tax purposes was $96,704,681.

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $19,391,054 and $49,242,919 for the years ended October 31, 1999 and October 31, 1998, respectively.

Transactions in shares of beneficial interest were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         3,179,248       $ 31,448,003
Shares issued to shareholders
in reinvestment of dividends .............             3,582             35,009
                                                ------------       ------------
Total issued .............................         3,182,830         31,483,012
Shares redeemed ..........................          (813,850)        (7,882,084)
                                                ------------       ------------
Net increase .............................         2,368,980       $ 23,600,928
                                                ============       ============
-------------------------------------------------------------------------------

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 1998                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           544,445       $  5,453,565
Shares issued to shareholders
in reinvestment of dividends .............             2,124             21,048
                                                ------------       ------------
Total issued .............................           546,569          5,474,613
Shares redeemed ..........................          (401,812)        (4,027,247)
                                                ------------       ------------
Net increase .............................           144,757       $  1,447,366
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         3,402,534       $ 33,446,305
Shares issued to shareholders
in reinvestment of dividends .............           161,940          1,570,347
                                                ------------       ------------
Total issued .............................         3,564,474         35,016,652
Automatic conversion
of shares ................................            (5,819)           (56,863)
Shares redeemed ..........................        (3,643,283)       (35,350,910)
                                                ------------       ------------
Net decrease .............................           (84,628)      $   (391,121)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 1998                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         4,530,074       $ 45,305,487
Shares issued to shareholders
in reinvestment of dividends .............            29,013            288,719
                                                ------------       ------------
Total issued .............................         4,559,087         45,594,206
Automatic conversion
of shares ................................            (5,817)           (40,396)
Shares redeemed ..........................          (684,891)        (6,813,993)
                                                ------------       ------------
Net increase .............................         3,868,379       $ 38,739,817
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           397,138       $  3,927,429
Shares issued to shareholders
in reinvestment of dividends .............            20,756            201,605
                                                ------------       ------------
Total issued .............................           417,894          4,129,034
Shares redeemed ..........................          (518,524)        (5,044,390)
                                                ------------       ------------
Net decrease .............................          (100,630)      $   (915,356)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 1998                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           506,793       $  5,074,086
Shares issued to shareholders
in reinvestment of dividends .............             2,869             28,676
                                                ------------       ------------
Total issued .............................           509,662          5,102,762
Shares redeemed ..........................           (51,908)          (517,906)
                                                ------------       ------------
Net increase .............................           457,754       $  4,584,856
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,214,984       $ 11,854,285
Automatic conversion
of shares ................................             5,819             56,863
Shares issued to shareholders
in reinvestment of dividends .............           127,926          1,239,339
                                                ------------       ------------
Total issued .............................         1,348,729         13,150,487
Shares redeemed ..........................        (1,647,035)       (16,053,884)
                                                ------------       ------------
Net decrease .............................          (298,306)      $ (2,903,397)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended October 31, 1998                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,420,622       $ 14,078,604
Automatic conversion
of shares ................................             5,819             40,396
Shares issued to shareholders
in reinvestment of dividends .............           123,655          1,215,520
                                                ------------       ------------
Total issued .............................         1,550,096         15,334,520
Shares redeemed ..........................        (1,105,420)       (10,863,640)
                                                ------------       ------------
Net increase .............................           444,676       $  4,470,880
                                                ============       ============
-------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At October 31, 1999, the Fund had a net capital loss carryforward of approximately $10,715,000, of which $3,224,000 expires in 2002, $1,996,000 expires in 2003, $977,000 expires in 2004, $878,000 expires in 2005 and $3,640,000 expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Intermediate Government Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Intermediate Government Bond Fund as of October 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Intermediate Government Bond Fund as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 15, 1999

IMPORTANT TAX INFORMATION (unaudited)

None of the ordinary income distributions paid monthly by Merrill Lynch Intermediate Government Bond Fund during its fiscal year ended October 31, 1999 qualify for the dividends received deduction for corporations. Additionally, there were no long-term capital gains distributions paid during the year.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed in the table at right are the percentages of total assets of the Fund invested in Federal obligations as of the end of each quarter of the fiscal year:

-------------------------------------------------------------------------------
For the                                                         Percentage of
Quarter Ended                                               Federal Obligations*
-------------------------------------------------------------------------------
January 31, 1999 ..........................................         54.82%
April 30, 1999 ............................................         49.96%
July 31, 1999 .............................................         35.86%
October 31, 1999 ..........................................         36.01%
-------------------------------------------------------------------------------

Of the Fund's ordinary income dividends paid during its fiscal year ended October 31, 1999, 57.42% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro-rata basis.

Please retain this information for your records.

* For purposes of this calculation, Federal obligations include US Treasury Notes, US Treasury Bills and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.

Officers and Trustees

Robert W. Crook, President and Trustee
A. Bruce Brackenridge, Trustee
Charles C. Cabot Jr., Trustee
James T. Flynn, Trustee
Terry K. Glenn, Trustee
Todd Goodwin, Trustee
George W. Holbrook Jr., Trustee
W. Carl Kester, Trustee
Christopher G. Ayoub, Senior Vice President
Michael J. Brady, Senior Vice President
William M. Breen, Senior Vice President
James J. Fatseas, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
William Wasel, Senior Vice President
Ann Catlin, Vice President
Ralph A. DeCesare, Vice President
Diana Frankland, Vice President
Mark E. Maguire, Vice President
Dianne F. McDonough, Vice President
Patricia A. Schena, Vice President
Barry F. X. Smith, Vice President
Karen D. Young, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip Gillespie, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Intermediate Government Bond Fund
Box 9011
Princeton, NJ
08543-9011                                                         #IGB01--10/99

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